Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	Apr. 14, 2025	Apr. 01, 2025	Mar. 01, 2025
Organization and Principal Activities [Line Items]
Registered capital (in Yuan Renminbi)			¥ 5,000
Star Home Global Media FZ-LL [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage		70.00%
Fashionfly Limited [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage	51.00%
QYHN [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage			20.00%